Hedge accounting (Detail 7) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency Translation Reserve [Line Items]
Foreign currency translation reserve		$ 3,924	$ 4,466	$ 2,901
of which: effective portion of changes in fair value of hedging instruments related to investment in subsidiaries		777
of which: for which hedge accounting continues to be applied	[1]	521
of which: for which hedge accounting is no longer applied	[1]	255
Effective portion of changes in fair value of hedging instruments reclassified to other income upon disposal of investment	[1]	2
UBS AG
Foreign Currency Translation Reserve [Line Items]
Foreign currency translation reserve		3,940	$ 4,455	$ 2,933
of which: effective portion of changes in fair value of hedging instruments related to investment in subsidiaries	[1]	770
of which: for which hedge accounting continues to be applied	[1]	515
of which: for which hedge accounting is no longer applied	[1]	255
Effective portion of changes in fair value of hedging instruments reclassified to other income upon disposal of investment	[1]	$ 2

[1]	This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.